Business combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations Disclosure1 [Abstract]
Summary of acquisition date fair value of each major class of identifiable assets and liabilities recognized

Acquisition date fair value of each major class of identifiable assets and liabilities recognized
	100% Kamaroopin April 12, 2023	100% Patria Asset Management November 1, 2023

Total purchase consideration
Cash consideration paid (a)	2,024,000	4,787,000
Consideration payable	—	24,415,000
Contingent consideration payable	4,707,000	—
Equity consideration	10,130,000	—
Total consideration transferred	16,861,000	29,202,000

Non-controlling interest	—	15,147,000
Fair value of equity interest previously held	11,132,000	—
Total consideration	27,993,000	44,349,000

The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents	178,000	—
Net working capital	(101,000)	—
Intangible assets: contractual rights	—	30,911,000
Intangible assets: non-contractual customer relationships	10,560,000	—
Intangible assets: brands	868,000	—
Property and equipment	15,000	—
Net identifiable assets acquired	11,520,000	30,911,000

Total consideration less net identifiable assets acquired: Goodwill	16,473,000	13,438,000

(a)Purchase consideration – cash outflow for the year ending December 31, 2023 to acquire the subsidiary, net of cash acquired

	Kamaroopin	Patria Asset Management

Cash consideration	2,024,000	4,787,000
Less: Cash acquired	(178,000)	—
Net outflow of cash -investing activities	1,846,000	4,787,000
(b)The Group recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. The decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in Patria Asset Management (“PAM”), the Group elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets.

Acquisition date fair value of each major class of identifiable assets and liabilities recognized
	100% VBI July 1, 2022	100% Igah November 30, 2022

Total purchase consideration
Cash consideration paid (a)	10,815	8,116
Consideration payable	10,859	4,771
Contingent consideration payable	8,355	—
Preferred dividends payable	1,966	—
Option arrangements	(827)	10,339
Total consideration transferred	31,168	23,226

Non-controlling interest (b)	13,729	—
Fair value of equity interest previously held	—	—
Total consideration	44,897	23,226

The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents	600	36
Accounts receivable	2,462	—
Net working capital	(2,587)	64
Intangible assets: non-contractual customer relationships	23,246	2,120
Intangible assets: brands	3,617	—
Property and equipment	539	—
Lease liability	(420)	—
Net identifiable assets acquired	27,457	2,220

Total consideration less net identifiable assets acquired: Goodwill	17,440	21,006

(a)Purchase consideration – cash outflow for the year ending December 31, 2022 to acquire the subsidiary, net of cash acquired

	VBI	IGAH	Total

Cash consideration	10,815	8,116	18,931
Less: Cash acquired	(600)	(36)	(636)
Net outflow of cash -investing activities	10,215	8,080	18,295
(b)The Group recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. The decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in VBI, the Group elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets.
    As disclosed in note 12(d) and note 29(b) the Group is applying the anticipated method of acquisition to recognize Igah IV in accordance with IFRS 10 considering the contractual arrangements that in substance gives the Group control of Igah IV.
Details of the purchase consideration, the net assets acquired and goodwill listed below are final with adjustments in the measurement period to reclassify US$0.3 million from goodwill to non-contractual customer relationships as disclosed in note 14:

Acquisition date fair value of each major class of identifiable assets and liabilities recognized
Moneda
Total purchase consideration
Cash consideration paid	132,331
Consideration payable	16,437
Share issued	184,789
Contingent consideration payable	25,491
Total purchase consideration	359,048

The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents	9,564
Accounts receivable	14,852
Working Capital	(27,137)
Intangible assets: non-contractual customer relationships	85,954
Intangible assets: brands	15,598
Fixed assets	6,769
Tax assets and liabilities	1,698
Other assets and other liabilities	7,718
Net identifiable assets acquired	115,016

Goodwill	244,032
Net assets acquired	359,048